Vacation Ownership Notes Receivable (Details Textual) (USD $) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Vacation Ownership Notes Receivable (Textual) [Abstract]
Average estimated default rate for the Company's pool of receivables	9.80%
Result of change in projected default rate	0.10%
Default rate change impact on loan loss reserve	$ 4
Maximum outstanding Period for note receivable being delinquent	30 days
Number of days loan consider to be in default	120 days
Delinquent notes receivable	$ 59	$ 62